Incentive and Restricted Stock Plan and Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2013
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Incentive and Restricted Stock Plan and Dividend Reinvestment Plan

NOTE 21. INCENTIVE AND RESTRICTED STOCK PLAN AND DIVIDEND REINVESTMENT PLAN

We adopted an Incentive Stock Plan in 1992 that provided for granting incentive stock options, nonstatutory stock options, restricted stock and appreciation rights. On October 17, 1994, the 1992 Stock Plan was amended to include outside directors. The 1992 Stock Plan had a maximum of 3,200,000 shares of our common stock and expired ten years from the date of board approval. At December 31, 2002, 3,180,822 nonstatutory stock options and restricted stock had been granted under the 1992 Stock Plan. No further awards will be made under the 1992 Stock Plan. All grants under the 1992 Stock Plan have expired at December 31, 2012.

We adopted an Incentive Stock Plan in 2003 that provides for granting incentive stock options, nonstatutory stock options, restricted stock and appreciation rights. The 2003 Stock Plan has a maximum of 1,500,000 shares of our common stock and expires ten years from the date of board approval. The 2003 Stock Plan is similar to the 1992 Stock Plan, which the 2003 Stock Plan replaced.

Stock Options

As of December 31, 2013, 428,900 nonstatutory stock options are outstanding under the 2003 Stock Plan. Nonstatutory stock options granted in 2006 and 2005 are fully vested and have a ten-year life. These stock options were fully expensed in 2010.

The fair value of option awards under the nonstatutory stock option plan were estimated on the date of grant using the Black-Scholes valuation model, which is dependent upon certain assumptions. We use the simplified method in developing the estimated life of the option, whereby the expected life is presumed to be the midpoint between the vesting date and the end of the contractual term. There have been no nonstatutory stock options granted since 2006.

The following table summarizes activity for nonstatutory stock options for the years ended December 31:

	2013			2012			2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of year	675,500	$35.18		757,050	$34.33		930,700	$32.80
Granted	—	—		—	—		—	—
Exercised	—	—		—	—		—	—
Forfeited	(246,600)	31.39		(81,550)	27.29		(173,650)	26.11

Outstanding at End of Year	428,900	$37.36	1.4 years	675,500	$35.18	2.0 years	757,050	$34.33	2.8 years

Exercisable at End of Year	428,900	$37.36	1.4 years	675,500	$35.18	2.0 years	757,050	$34.33	2.8 years

The aggregate intrinsic value of options outstanding and exercisable was zero as of December 31, 2013, 2012 and 2011. The aggregate intrinsic value represents the total pretax intrinsic value (the difference between our closing stock price on the last trading day of the fourth quarter and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013.

As of December 31, 2013, 2012 and 2011 all outstanding stock options have vested. During the years ended December 31, 2013, 2012 and 2011 no stock options were exercised.

Restricted Stock

We periodically issue restricted stock to employees and directors, pursuant to the 2003 Stock Plan. As of December 31, 2013, 259,673 restricted shares have been granted under this plan.

During 2013, 2012 and 2011, we granted 18,942, 19,362 and 19,890 restricted shares of common stock, to outside directors. The grants are part of the compensation arrangement approved by the Compensation and Benefits Committee whereby the directors receive compensation in both the form of cash and restricted shares of common stock. These shares fully vest one year after the date of grant.

Also during 2013, 2012 and 2011, we granted 3,247, 48,008 and 60,157 restricted shares of common stock to senior management. The awards to senior management were granted in accordance with performance levels set by the Compensation and Benefits Committee. During the years ended 2013 and 2012 restricted shares were granted on two occasions and have different vesting periods. The restricted stock grants for 2013 of 3,247 shares and for 2012 of 9,897 shares vest fully on the second anniversary of the grant dates. The restricted shares granted under our Long Term Incentive Plan for 2012 of 38,111 shares consisted of both time and performance-based awards; there were no shares granted under this plan in 2013. Vesting for the time-based awards is 50 percent after two years and the remaining 50 percent at the end of the third year. The performance-based awards vest at the end of the three year period. During 2011 the restricted shares granted occurred on three occasions and have different vesting periods. The first grant, or 16,497 restricted shares, vests fully on the second anniversary of the grant date. The second grant, or 11,104 restricted shares, vested fully on January 1, 2012. The third grant, or 32,556 restricted shares, was granted under our Long Term Incentive Plan (2011 LTIP) and vests in the same manner as explained above.

Of the 4,688 restricted shares granted in 2010, 1,881 shares fully vested one year after the date of grant. The remaining 2,807 shares granted vest 50 percent on each of the one and two year anniversaries from the date of grant. During the vesting period, the recipient receives dividends and has the right to vote the unvested shares granted. If the recipient leaves S&T before the end of the vesting period, shares will be forfeited except in the case of retirement, disability or death where accelerated vesting provisions are defined within the plan agreement.

Compensation expense for time-based restricted stock is recognized ratably over the period of service, generally the entire vesting period, based on fair value on the date of grant. For grants made to directors, the fair value is determined by the closing price of the stock on the date of grant. The average of the high and low prices of the stock on the grant date is used for senior management. Compensation expense for performance-based restricted stock is recognized ratably over the remaining vesting period once the likelihood of meeting the performance measure is probable. During 2013, 2012 and 2011, we recognized compensation expense of $0.6 million, $0.9 million and $1.1 million and realized a tax benefit of $0.2 million, $0.3 million and $0.4 million.

The following table provides information about restricted stock for the years ended December 31:

	Restricted Stock	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	31,670	$24.56
Granted	80,047	21.39
Vested	23,915	23.69
Forfeited	1,652	23.64

Non-vested at December 31, 2011	86,150	$21.88
Granted	67,370	21.53
Vested	37,118	19.75
Forfeited	1,383	19.54

Non-vested at December 31, 2012	115,019	$22.39
Granted	22,189	19.18
Vested	45,864	19.68
Forfeited	11,929	21.30

Non-vested at December 31, 2013	79,415	$21.50

As of December 31, 2013, there was $0.9 million of total unrecognized compensation cost related to restricted stock that will be recognized as compensation expense over a weighted average period of one year.

Dividend Reinvestment Plan

We also sponsor a Dividend Reinvestment and Stock Purchase Plan, or Dividend Plan, where shareholders may purchase shares of S&T common stock at the average fair value with reinvested dividends and voluntary cash contributions. The plan administrator and transfer agent may purchase shares directly from us from shares held in treasury or purchase shares in the open market to fulfill the Dividend Plan’s needs.